Segment Information (Assets) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Investments accounted for using the equity method	¥ 4,527,133	¥ 4,452,044
Cash and cash equivalents	8,741,893	7,504,266	¥ 5,440,623	¥ 1,077,430
Time deposits with financial institutions	1,500,000	2,000,000
Deferred income tax assets	119,075	119,307
Financial assets at fair value through profit or loss	2,727,279	0
Assets	44,385,897	39,443,463
Allocated amounts [member]
Disclosure of operating segments [line items]
Assets	26,658,994	25,314,853
Allocated amounts [member] | Synthetic fibres [member]
Disclosure of operating segments [line items]
Assets	1,114,911	1,101,836
Allocated amounts [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Assets	1,924,863	2,184,706
Allocated amounts [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Assets	4,176,850	5,122,226
Allocated amounts [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Assets	15,567,239	13,792,883
Allocated amounts [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Assets	1,807,433	1,229,927
Allocated amounts [member] | Others [member]
Disclosure of operating segments [line items]
Assets	2,067,698	1,883,275
Unallocated amounts [member]
Disclosure of operating segments [line items]
Investments accounted for using the equity method	4,527,133	4,452,044
Cash and cash equivalents	8,741,893	7,504,266
Time deposits with financial institutions	1,500,000	2,000,000
Deferred income tax assets	119,075	119,307
Financial assets at fair value through profit or loss	2,727,279	0
Others	111,523	52,993
Assets	¥ 17,726,903	¥ 14,128,610